Financial Assets and Liabilities - Summary of Receivables from and Payables to Related Parties (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Sep. 13, 2019	Dec. 31, 2019
Disclosure of receivables and payables [line items]
Shares delivered		1,189,412,363
Cosan S.A Subsidiaries [Member]
Disclosure of receivables and payables [line items]
Dividend payables	R$ 20,751
Cosan S.A. [member]
Disclosure of receivables and payables [line items]
Shares delivered	1,908,783
Increase in equity interest	0.48%
Cosan Logística [Member]
Disclosure of receivables and payables [line items]
Shares delivered	477,196
Increase in equity interest	0.10%